Maintenance rights and lease premium, net & Other intangibles, net (Tables)	12 Months Ended
Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Schedule of Other Intangibles
Other intangibles consisted of the following as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Customer relationships, net	$156,059	$177,235
Other intangible assets	7,108	7,975
	$163,167	$185,210

Customer relationships and other intangible assets
Finite-Lived Intangible Assets [Line Items]
Schedule of Maintenance Rights and Lease Premiums
The following tables present details of customer relationships and related accumulated amortization as of December 31, 2023 and 2022:

	As of December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(203,941)	$156,059

	As of December 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(182,765)	$177,235